Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total debt outstanding	$ 374,300	$ 384,970
Deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	373,338	383,623
Current portion of long-term debt	27,700	7,320
Long-term debt, non-current portion	345,638	376,303
[LineOfCreditMember]
Debt Instrument [Line Items]
Total debt outstanding	290,700	290,700
Current portion of long-term debt	20,700	0
Long-term debt, non-current portion	270,000	290,700
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	32,800	36,400
Current portion of long-term debt	3,600	3,600
Long-term debt, non-current portion	29,200	32,800
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	35,800	38,200
Current portion of long-term debt	2,400	2,400
Long-term debt, non-current portion	33,400	35,800
[DnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding		19,670
Current portion of long-term debt		1,320
Long-term debt, non-current portion		18,350
[EmporikiBankOfGreeceSaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	15,000
Current portion of long-term debt	1,000
Long-term debt, non-current portion	$ 14,000